PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 16.7%
	AEROSPACE & DEFENSE - 0.4%
57	Lockheed Martin Corporation, B	$ 30,176
325	RTX Corporation	39,595
		69,771
	APPAREL & TEXTILE PRODUCTS - 0.3%
843	On Holding A.G.(a)	49,172

	AUTOMOTIVE - 0.5%
1,411	General Motors Company^(c)	78,437

	BANKING - 1.9%
2,323	Bank of America Corporation^(c)	110,366
1,630	Citigroup, Inc. ^(c)	115,518
1,670	US Bancorp^(c)	88,994
		314,878
	BEVERAGES - 0.5%
557	Coca-Cola Company	35,693
207	Constellation Brands, Inc., Class A	49,877
		85,570
	BIOTECH & PHARMA - 1.2%
215	AbbVie, Inc.	39,330
180	Biogen, Inc.(a)	28,913
404	Merck & Company, Inc.	41,063
1,879	Pfizer, Inc.	49,249
214	Zoetis, Inc.	37,503
		196,058
	E-COMMERCE DISCRETIONARY - 0.5%
934	Alibaba Group Holding Ltd. - ADR	81,604

	ENTERTAINMENT CONTENT - 0.3%
256	Electronic Arts, Inc.	41,900

	FOOD - 0.4%
1,989	Kraft Heinz Company^(c)	63,588

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 16.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 0.9%
235	UnitedHealth Group, Inc.	$ 143,397

	INSURANCE - 0.5%
281	Chubb Ltd.	81,133

	INTERNET MEDIA & SERVICES - 0.5%
447	Alphabet, Inc., Class C	76,209

	LEISURE FACILITIES & SERVICES - 0.7%
89	Domino's Pizza, Inc.	42,381
251	McDonald's Corporation	74,299
		116,680
	MEDICAL EQUIPMENT & DEVICES - 0.2%
338	Abbott Laboratories	40,144

	OIL & GAS PRODUCERS - 0.8%
340	Chevron Corporation	55,056
1,586	Occidental Petroleum Corporation	80,220
		135,276
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
1,861	Schlumberger N.V.	81,772

	RETAIL - CONSUMER STAPLES - 0.2%
233	Target Corporation	30,828

	RETAIL - DISCRETIONARY - 0.5%
198	Ulta Beauty, Inc.(a)	76,555

	SEMICONDUCTORS - 0.9%
5,295	Intel Corporation	127,345
156	NVIDIA Corporation	21,567
		148,912
	SOFTWARE - 2.2%
146	Adobe, Inc.(a)	75,326

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 16.7% (Continued)
	SOFTWARE - 2.2% (Continued)
2,978	Gen Digital, Inc. ^(c)	$ 91,871
222	Microsoft Corporation	94,008
274	Salesforce, Inc.	90,417
		351,622
	TECHNOLOGY HARDWARE - 0.7%
450	Apple, Inc.	106,799

	TELECOMMUNICATIONS - 0.5%
1,873	AT&T, Inc. ^(c)	43,379
855	Verizon Communications, Inc.	37,911
		81,290

	TRANSPORTATION & LOGISTICS - 1.6%
1,420	Delta Air Lines, Inc.^	90,624
700	United Airlines Holdings, Inc.(a)	67,781
817	United Parcel Service, Inc., B	110,883
		269,288

	TOTAL COMMON STOCKS (Cost $2,528,738)	2,720,883

	EXCHANGE-TRADED FUNDS — 82.2%
	EQUITY - 82.2%
13,859	Communication Services Select Sector SPDR Fund^(c)	1,363,726
5,781	Consumer Discretionary Select Sector SPDR Fund^(c)	1,285,116
9,895	Consumer Staples Select Sector SPDR Fund^(c)	823,462
3,643	Energy Select Sector SPDR Fund^(c)	348,016
37,631	Financial Select Sector SPDR Fund^(c)	1,931,976
9,867	Health Care Select Sector SPDR Fund^(c)	1,454,494
8,310	Industrial Select Sector SPDR Fund^(c)	1,196,557
3,128	Materials Select Sector SPDR Fund^(c)	296,472
8,110	Real Estate Select Sector SPDR Fund^(c)	364,950
8,271	Technology Select Sector SPDR Fund^(c)	1,933,180
5,398	Utilities Select Sector SPDR Fund^(c)	447,656

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 82.2% (Continued)
	EQUITY - 82.2% (Continued)
3,191	Vanguard Information Technology ETF^(c)				1,985,600
					13,431,205

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,061,347)				$ 13,431,205

	TOTAL INVESTMENTS - 98.9% (Cost $14,590,085)				$ 16,152,088
	CALL OPTIONS WRITTEN - (1.9)% (Premiums received - $187,695)				(305,242)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.0%				482,325
	NET ASSETS - 100.0%				$ 16,329,171

Contracts(b)
	WRITTEN EQUITY OPTIONS(a) - (1.9)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (1.9)%
10	AT&T, Inc.	12/20/2024	$ 21	$ 23,160	$ 2,240
7	Bank of America Corporation	12/20/2024	44	33,257	2,695
5	Citigroup, Inc.	12/20/2024	65	35,435	3,125
30	Communication Services Select Sector SPDR Fund	12/20/2024	90	295,200	26,399
17	Communication Services Select Sector SPDR Fund	01/17/2025	98	167,280	4,029
15	Communication Services Select Sector SPDR Fund	03/21/2025	97	147,600	7,463
8	Consumer Discretionary Select Sector SPDR Fund	12/20/2024	195	177,840	22,660
5	Consumer Discretionary Select Sector SPDR Fund	12/20/2024	200	111,150	11,825
10	Consumer Discretionary Select Sector SPDR Fund	01/17/2025	200	222,300	23,999
8	Consumer Staples Select Sector SPDR Fund	12/20/2024	80	66,576	2,840
10	Consumer Staples Select Sector SPDR Fund	12/20/2024	85	83,220	270
7	Consumer Staples Select Sector SPDR Fund	01/17/2025	84	58,254	616
15	Consumer Staples Select Sector SPDR Fund	03/21/2025	82	124,830	4,545
6	Delta Air Lines, Inc.	01/17/2025	60	38,292	3,720
5	Energy Select Sector SPDR Fund	12/20/2024	88	47,765	3,910
7	Energy Select Sector SPDR Fund	02/21/2025	97	66,871	2,072
50	Financial Select Sector SPDR Fund	12/20/2024	47	256,700	23,650
20	Financial Select Sector SPDR Fund	12/20/2024	48	102,680	7,500
40	Financial Select Sector SPDR Fund	01/17/2025	49	205,360	11,760
40	Financial Select Sector SPDR Fund	02/21/2025	50	205,360	10,720
20	Financial Select Sector SPDR Fund	02/21/2025	52	102,680	2,880
12	Gen Digital, Inc.	01/17/2025	29	37,020	2,580
5	General Motors Company	01/17/2025	58	27,795	910
12	Health Care Select Sector SPDR Fund	12/20/2024	154	176,892	192
5	Health Care Select Sector SPDR Fund	12/20/2024	162	73,705	168
5	Health Care Select Sector SPDR Fund	01/17/2025	156	73,705	115
15	Health Care Select Sector SPDR Fund	03/21/2025	152	221,115	4,320
7	Industrial Select Sector SPDR Fund	12/20/2024	132	100,793	8,978
6	Industrial Select Sector SPDR Fund	12/20/2024	137	86,394	4,650
15	Industrial Select Sector SPDR Fund	01/17/2025	135	215,985	13,988

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Contracts(b) (continued)
	WRITTEN EQUITY OPTIONS(a) - (1.9)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (1.9)% (Continued)
10	Industrial Select Sector SPDR Fund	03/21/2025	$ 143	$ 143,990	$ 6,250
10	Kraft Heinz Company	12/20/2024	38	31,970	30
5	Materials Select Sector SPDR Fund	01/17/2025	98	47,390	285
10	Materials Select Sector SPDR Fund	12/20/2024	98	94,780	170
6	Real Estate Select Sector SPDR Fund	12/20/2024	46	27,000	228
10	Real Estate Select Sector SPDR Fund	01/17/2025	46	45,000	580
15	Real Estate Select Sector SPDR Fund	02/21/2025	43	67,500	4,050
2	Technology Select Sector SPDR Fund	12/20/2024	230	46,746	1,370
8	Technology Select Sector SPDR Fund	12/20/2024	235	186,984	2,960
5	Technology Select Sector SPDR Fund	12/20/2024	240	116,865	760
10	Technology Select Sector SPDR Fund	01/17/2025	235	233,730	6,100
5	Technology Select Sector SPDR Fund	01/17/2025	240	116,865	1,850
10	Technology Select Sector SPDR Fund	02/21/2025	235	233,730	8,920
7	US Bancorp	12/20/2024	50	37,303	2,730
10	Utilities Select Sector SPDR Fund	12/20/2024	79	82,930	4,400
15	Utilities Select Sector SPDR Fund	12/20/2024	80	124,395	5,430
10	Utilities Select Sector SPDR Fund	12/20/2024	81	82,930	2,780
4	Vanguard Information Technology ETF	12/20/2024	600	248,900	11,080
5	Vanguard Information Technology ETF	01/17/2025	595	311,125	18,525
5	Vanguard Information Technology ETF	02/21/2025	625	311,125	11,925
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $187,695)				305,242

	TOTAL EQUITY OPTIONS WRITTEN (Premiums received- $187,695)				$ 305,242

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LTD	- Limited Company
SPDR	- Standard & Poor's Depositary Receipt

^	Security is subject to written call options.
(a)	Non-income producing security.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(c)	All or portion of the security is pledged as collateral for written options.